Liquidity, Going Concern and Management Plans (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash	$ 1,134,000	$ 7,550,000
Previously Reported [Member]
Cash		$ 7,550,000	$ 6,703,000